Note 18 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	December 31, Contract Amount
(Dollars in thousands)	2018	2017
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
Single family	$6,081	3,792
Commercial real estate	6,320	12,968
Commercial business	782	6,495
Undisbursed balance of loans closed	23,749	44,712
Unused lines of credit	107,438	103,811
Letters of credit	2,608	1,867
Total commitments to extend credit	$146,978	173,645
Forward commitments	$7,289	5,629

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	More than 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$4,937	888	1,711	1,653	685
Total contractual obligations	$4,937	888	1,711	1,653	685

Other Commitments [Table Text Block]
	Amount of Commitments Expiring by Period
Other Commercial Commitments:
Commercial lines of credit	$58,222	30,163	16,832	11,227	0
Commitments to lend	18,877	9,181	183	7,538	1,975
Standby letters of credit	2,608	1,819	225	564	0
Total other commercial commitments	$79,707	41,163	17,240	19,329	1,975